Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Deferred income tax assets	$ 5,410,000	$ 3,360,000
Valuation allowance	(5,410,000)	(3,360,000)
Net total	$ 0	$ 0